Goodwill and Other Intangible Assets (Acquisition-Related Intangible Assets that are being Amortized) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,730	$ 8,653
Accumulated Amortization	4,883	4,046
Net Carrying Amount	3,847	4,607
Patents and developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,592	6,547
Accumulated Amortization	3,213	2,513
Net Carrying Amount	3,379	4,034
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,343	1,410
Accumulated Amortization	1,201	1,168
Net Carrying Amount	142	242
Trade names and other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	795	696
Accumulated Amortization	469	365
Net Carrying Amount	$ 326	$ 331